INVESTMENTS IN UNCONSOLIDATED ENTITIES - Entities Equity In Earnings (FY) (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Income (Loss) from Equity Method Investments		$ 55,955	$ 38,606	$ 129,988	$ 93,485	$ 226,024	$ 199,233
The TIC Interest
Schedule of Equity Method Investments [Line Items]
Income (Loss) from Equity Method Investments						269,191	30,038
Rich Uncles Real Estate Investment Trust I ("REIT I")
Schedule of Equity Method Investments [Line Items]
Income (Loss) from Equity Method Investments	$ 109,309					$ (43,167)	$ 169,195